Loans and Allowance for Loan Losses - Impaired loans (Details 4) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Balance, Total	$ 3,071,672	$ 2,580,552
Unpaid Principal Balance, Total	3,071,672	2,580,552
Specific Allowance, Total	926,367	1,084,812
Average Investment in Impaired Loans, Total	3,755,335	2,913,373
Interest Income Recognized, Total	186,119	141,975
Interest Income Recognized Cash Basis, Total	192,497	132,139
Real estate loans | 1-4 family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans without a specific valuation allowance, Recorded Balance	223,997	39,598
Loans without a specific valuation allowance, Unpaid Principal Balance	223,997	39,598
Loans without a specific valuation allowance, Average Investment in Impaired Loans	244,463	41,880
Loans without a specific valuation allowance, Interest Income Recognized	12,789	2,653
Loans without a specific valuation allowance, Interest Income Recognized Cash Basis	12,771	2,888
Loans with a specific valuation allowance, Recorded Balance	439,369	673,553
Loans with a specific valuation allowance, Unpaid Principal Balance	439,369	673,553
Loans with a specific valuation allowance, Specific Allowance	176,635	304,922
Loans with a specific valuation allowance, Average Investment in Impaired Loans	434,203	719,834
Loans with a specific valuation allowance, Interest Income Recognized	21,596	41,323
Loans with a specific valuation allowance, Interest Income Recognized Cash Basis	20,823	34,208
Recorded Balance, Total	663,366	713,151
Unpaid Principal Balance, Total	663,366	713,151
Specific Allowance, Total	176,635	304,922
Average Investment in Impaired Loans, Total	678,666	761,714
Interest Income Recognized, Total	34,385	43,976
Interest Income Recognized Cash Basis, Total	33,594	37,096
Real estate loans | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans without a specific valuation allowance, Recorded Balance	444,500	120,172
Loans without a specific valuation allowance, Unpaid Principal Balance	444,500	120,172
Loans without a specific valuation allowance, Average Investment in Impaired Loans	951,010	272,557
Loans without a specific valuation allowance, Interest Income Recognized	41,732	13,499
Loans without a specific valuation allowance, Interest Income Recognized Cash Basis	40,184	14,061
Loans with a specific valuation allowance, Recorded Balance	990,222	1,538,151
Loans with a specific valuation allowance, Unpaid Principal Balance	990,222	1,538,151
Loans with a specific valuation allowance, Specific Allowance	472,393	723,481
Loans with a specific valuation allowance, Average Investment in Impaired Loans	1,071,991	1,572,203
Loans with a specific valuation allowance, Interest Income Recognized	61,601	68,918
Loans with a specific valuation allowance, Interest Income Recognized Cash Basis	63,773	64,878
Recorded Balance, Total	1,434,722	1,658,323
Unpaid Principal Balance, Total	1,434,722	1,658,323
Specific Allowance, Total	472,393	723,481
Average Investment in Impaired Loans, Total	2,023,001	1,844,760
Interest Income Recognized, Total	103,333	82,417
Interest Income Recognized Cash Basis, Total	103,957	78,939
Real estate loans | Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans without a specific valuation allowance, Recorded Balance	43,683	54,011
Loans without a specific valuation allowance, Unpaid Principal Balance	43,683	54,011
Loans without a specific valuation allowance, Average Investment in Impaired Loans	52,350	54,067
Loans without a specific valuation allowance, Interest Income Recognized	3,617	3,670
Loans without a specific valuation allowance, Interest Income Recognized Cash Basis	3,393	3,871
Recorded Balance, Total	43,683	54,011
Unpaid Principal Balance, Total	43,683	54,011
Average Investment in Impaired Loans, Total	52,350	54,067
Interest Income Recognized, Total	3,617	3,670
Interest Income Recognized Cash Basis, Total	3,393	3,871
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans without a specific valuation allowance, Recorded Balance	421,049	61,483
Loans without a specific valuation allowance, Unpaid Principal Balance	421,049	61,483
Loans without a specific valuation allowance, Average Investment in Impaired Loans	473,657	87,359
Loans without a specific valuation allowance, Interest Income Recognized	24,123	4,332
Loans without a specific valuation allowance, Interest Income Recognized Cash Basis	23,768	4,419
Loans with a specific valuation allowance, Recorded Balance	132,901	93,584
Loans with a specific valuation allowance, Unpaid Principal Balance	132,901	93,584
Loans with a specific valuation allowance, Specific Allowance	132,901	56,409
Loans with a specific valuation allowance, Average Investment in Impaired Loans	145,858	165,473
Loans with a specific valuation allowance, Interest Income Recognized	2,608	7,580
Loans with a specific valuation allowance, Interest Income Recognized Cash Basis	1,545	7,814
Recorded Balance, Total	553,950	155,067
Unpaid Principal Balance, Total	553,950	155,067
Specific Allowance, Total	132,901	56,409
Average Investment in Impaired Loans, Total	619,515	252,832
Interest Income Recognized, Total	26,731	11,912
Interest Income Recognized Cash Basis, Total	25,313	$ 12,233
Agricultural business
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans with a specific valuation allowance, Recorded Balance	375,951
Loans with a specific valuation allowance, Unpaid Principal Balance	375,951
Loans with a specific valuation allowance, Specific Allowance	144,438
Loans with a specific valuation allowance, Average Investment in Impaired Loans	381,803
Loans with a specific valuation allowance, Interest Income Recognized	18,053
Loans with a specific valuation allowance, Interest Income Recognized Cash Basis	26,240
Recorded Balance, Total	375,951
Unpaid Principal Balance, Total	375,951
Specific Allowance, Total	144,438
Average Investment in Impaired Loans, Total	381,803
Interest Income Recognized, Total	18,053
Interest Income Recognized Cash Basis, Total	$ 26,240